Other Long Term Assets	12 Months Ended
Dec. 31, 2018
Other Long Term Assets [Abstract]
OTHER LONG TERM ASSETS
NOTE 8:-	OTHER LONG TERM ASSETS

			Convenience
			Translation (Note 2c)
	December 31,		December 31,
	2017	2018	2018
	N I S		U.S. dollars

Restricted cash	857	707	189
Leasing deposits	23	33	8

	880	740	197